Stock-Based Compensation Arrangements	9 Months Ended
Sep. 30, 2012
Stock Based Compensation Arrangements [Abstract]
Stock-Based Compensation Arrangements

Note 8 – Stock-Based Compensation Arrangements

We grant restricted stock and stock options to employees and directors as incentive compensation. The restricted stock and options generally vest over three years. Non-cash stock-based compensation is recorded in general and administrative (“G&A”) expenses or capitalized G&A as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

G & A Expenses	$1,347	$689	$3,605	$1,965
Capitalized G & A	411	252	1,267	768

Total non-cash stock-based compensation	$1,758	$941	$4,872	$2,733

At September 30, 2012, total compensation cost related to awards not yet recognized was approximately $10.3 million and is expected to be recognized over a weighted average period of less than three years.

Stock Options

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. We did not grant any stock options during 2011 or 2012. Information relating to outstanding stock options is summarized as follows:

		Weighted	Weighted
	Number of	Average	Average
	Shares	Exercise	Contractual	Aggregate
	Underlying	Price per	Life in	Intrinsic
	Options	Share	Years	Value
Balance outstanding - January 1, 2012	299	$8.95
Exercised	(1)	6.73
Forfeited	(37)	9.20
Expired	(14)	14.28

Balance outstanding - September 30, 2012	247	$8.38	5.5	$566
Currently exercisable - September 30, 2012	247	$8.38	5.5	$566

Restricted Stock

Restricted stock awards are valued based on the closing price of our common stock on the measurement date, which is typically the date of grant. The status of the restricted shares granted as of September 30, 2012 and the changes during the nine months ended September 30, 2012 are presented below:

		Weighted
		Average Grant
		Date Fair
	Number of	Value per
	Shares	Share
Balance outstanding - January 1, 2012	830	$10.13
Granted	388	9.49
Vested	(423)	9.31
Forfeited	(41)	9.95

Balance outstanding - September 30, 2012	754	$10.39

Total grant date fair value of shares vesting during the period	$3,938

Performance-Based Share Awards

In January 2012, certain of our executive officers were granted a target number of performance shares under individual Performance Unit Award Agreements. The performance shares will be earned as the relative total shareholder return ranking is measured among a designated peer group at the end of a three-year performance period. Payouts will be based on a predetermined schedule at the end of the performance period. The shares issued may range from 0% to 200% of the number of Performance Units specified in the agreements. The fair value of each performance-based award is estimated on the date of grant using a Monte Carlo simulation model. At September 30, 2012, 422,310 Performance Units were issued pursuant to these agreements, whereby an equal number of shares of common stock would be issued if the grant reaches a payout of 100% at the end of the performance period.